Convertible Senior Notes (Parenthetical) (Detail) (Convertible Senior Notes)	Dec. 31, 2011	Dec. 31, 2010
Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%	4.75%